STOCK-BASED COMPENSATION PLANS (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		3.00%	2.50%
Annual dividends per share
Expected stock price volatility		74.00%	70.00%
Expected option life (in years)		10 years	10 years
Average fair value of options granted (in dollars per share)		0.25	0.06